Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, par value	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	15,099,554
Common stock, shares issued	12,344,818	4,411,567
Common stock, shares outstanding	12,344,818	4,411,567
Series A Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	0
Convertible preferred stock, shares issued	1,231	0
Convertible preferred stock, shares outstanding	1,231	0
Convertible preferred stock, liquidation preference	$ 7,600,000	$ 0
Series C Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	1,626,106
Convertible preferred stock, shares issued	0	1,524,122
Convertible preferred stock, shares outstanding	0	1,524,122
Convertible preferred stock, liquidation preference	$ 0	$ 14,500,000